Earnings per share	12 Months Ended
Dec. 31, 2020
Disclosure of earning per share [Abstract]
Disclosure of earnings per share [text block]

Note 19     Earnings per share

Amounts in US$ ‘000 except for shares	2020	2019	2018
Numerator: (Loss) Profit for the year attributable to owners	(232,950)	57,757	72,415
Denominator: Weighted average number of shares used in basic EPS	60,668,185	60,217,523	60,612,230
(Losses) Earnings after tax per share (US$) – basic	(3.84)	0.96	1.19

Amounts in US$ ‘000 except for shares	2020	2019	2018
Weighted average number of shares used in basic EPS	60,668,185	60,217,523	60,612,230
Effect of dilutive potential common shares (a)
Stock awards at US$ 0.001	—	2,433,126	4,758,552
Weighted average number of common shares for the purposes of diluted earnings per shares	60,668,185	62,650,649	65,370,782
(Losses) Earnings after tax per share (US$) – diluted	(3.84)	0.92	1.11
(a)	For the year ended December 31, 2020, there were 974,159 of potential shares that could have a dilutive impact. They were considered antidilutive due to negative earnings.